o GOF SA-9

                         SUPPLEMENT DATED MAY 1, 2006
        TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS, INC.
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN GOLD & PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST
Franklin's AGE High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Adjustable U.S. Government Securities Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES
Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin Flex Cap Growth Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II
Franklin Strategic Income Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund

FRANKLIN TEMPLETON GLOBAL TRUST
Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON FUNDS, INC.
Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Income Fund
Templeton International (Ex EM) Fund

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST
Templeton Global Bond Fund

The Statement of Additional Information is amended as follows:
I. Since Employer Sponsored Retirement Plans will no longer receive prepaid commissions, the paragraph under the "Buying and Selling Shares - Dealer compensation" section, that begins with "Distributors or one of its affiliates may pay up to 1% on..." is deleted.

II. For the Franklin U.S. Government Securities Fund, the following portfolio manager is added to the tables below that show, as of December 31, 2005, (a) the number of other accounts and total assets in those accounts managed by each portfolio manager and (b) the dollar range of Fund shares owned by each portfolio manager:


 (a)
                                   ASSESTS OF OTHER                         ASSETS OF OTHER
          NUMBER OF OTHER      REGISTERED INVESTMENT NUMBER OF OTHER        POOLED INVESTMENT                       ASSETS OF OTHER
          REGISTERED INVESTMENT   COMPANIES MANAGED  POOLED INVESTMENT      VEHICLES MANAGED     NUMBER OF OTHER    ACCOUNTS MANAGED
NAME      COMPANIES MANAGED       (X $1 MILLION)/1   VEHICLES MANAGED/2     (X $1 MILLION)/2     ACCOUNTS MANAGED   (X $1 MILLION)
------------------------------------------------------------------------------------------------------------------------------------
 Paul  Varunok        4                   994.1                1                  60.1                   0                 N/A

 1. These figures represent registered investment companies other than the Funds that are included in this SAI.
 2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

 (b)
                                                                DOLLAR RANGE
                                                                OF FUND SHARES
PORTFOLIO MANAGER                                             BENEFICIALLY OWNED
--------------------------------------------------------------------------------
 Paul Varunok ..................................................U.S. Government
                                                                 Securities Fund
                                                                   $1-$10,000

               Please keep this supplement for future reference.